Basis of Presentation and General Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified			6 Months Ended			0 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Clean Energy	Jun. 30, 2014 Ob River (renamed from Clean Power in July 2012)	Jun. 30, 2014 Clean Force	Jun. 23, 2014 Arctic Aurora	Jun. 30, 2014 Arctic Aurora	Jun. 30, 2014 Dynagas Holding Ltd	Nov. 18, 2013 Dynagas Holding Ltd	Oct. 29, 2013 Dynagas Holding Ltd	Oct. 29, 2013 Dynagas GP LLC	Jun. 18, 2014 Dynagas LNG Partners LP	Nov. 18, 2013 Dynagas LNG Partners LP	Jun. 18, 2014 Over-allotment	Dec. 05, 2013 Over-allotment
Property Plant And Equipment
Cubic Meters			149,700	149,700	149,700		155,000
Vessel Year Built			2007	2007	2008		2013
Delivery Date			March 2007	July 2007	January 2008		July 2013
Common unitholders - units issued	20,505,000	14,985,000								6,735,000
Subordinated unitholders - units issued	14,985,000	14,985,000								14,985,000
General Partner unitholders - units issued	35,526	30,000									30,000
Common unitholders - units offered									4,250,000			5,520,000	8,250,000	720,000	1,875,000
Revolving credit facility for general purposes									$ 30,000
Units issued price per unit												$ 22.79
Ownership percentage in Dynagas LNG Partners LP								44.00%
General Partner Interest in Dynagas LNG Partners LP								0.10%
Percentage of ownership in entity						100.00%
Total consideration paid to acquire entity						$ 235,000